6A. COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
6A. COMMITMENTS AND CONTINGENCIES

Operating Leases

In December 2009, the Company moved its offices, which comprise its administrative, research and development, marketing and production facilities to 5835 Peachtree Corners East, Suite D, Norcross, Georgia 30092. The Company leases approximately 23,000 square feet under a lease that expires in June 2017. The fixed monthly lease expense is approximately $15,000 plus common charges. The Company also leases office and equipment under operating lease agreements with monthly payments of approximately $2,000. These leases expire at various dates through April 2016. Future minimum rental payments at December 31, 2015 under non-cancellable operating leases for office space and equipment are as follows (in thousands):

Year	Amount
2016	$201
2017	98
Total	$299

Rental expense was approximately $170, 000 in 2015 and 2014.

Litigation and Claims

From time to time, the Company may be involved in various legal proceedings and claims arising in the ordinary course of business. Management believes that the dispositions of these matters, individually or in the aggregate, are not expected to have a material adverse effect on the Company’s financial condition. However, depending on the amount and timing of such disposition, an unfavorable resolution of some or all of these matters could materially affect the future results of operations or cash flows in a particular period.

As of December 31, 2015 and December 31, 2014, there was no accrual recorded for any potential losses related to pending litigation.

Contracts

At December 31, 2015 and 2014, the Company had a royalty agreement with Freedom Meditech, entered into on August 26, 2008, in which the Company receives quarterly royalty payments on Freedom Meditech’ s sales of products using technology licensed from the Company. The royalty payment equals 3% of net sales of licensed products covered by a valid claim. The aggregate royalties payable are capped at $4,000,000. Freedom Meditech’ s obligation to pay royalties with respect to sales in a particular country until the earlier of the date of expiration of the last valid claim in such country or the aggregate royalty cap is reached. For the years ended December 31, 2015 and 2014, the Company received approximately $36,000 and 40,000 in royalties, respectively.